UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Decade Capital Management LLC
                                 Address: 666 Fifth Avenue, 8th Floor
                                          New York, NY  10103

				 13F File Number: 028-12851


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: Chief Financial Officer
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       02/17/09
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            42

Form 13F Information Table Value Total:     $ 144,661 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----

1          028-12506                  Israel A. Englander

2          028-12854                  Millennium International Management LP


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ABBOTT LABS                  COM             002824100 7096   132950   SH       DEFINED 1,2              132950
ABIOMED INC                  COM             003654100 2151   131000   SH  CALL DEFINED 1,2                       131000
ALCON INC                    COM SHS         H01301102 4905   55000    SH       DEFINED 1,2              55000
AMERISOURCEBERGEN CORP       COM             03073E105 8006   224500   SH       DEFINED 1,2              224500
BANKFINANCIAL CORP           COM             06643P104 2649   260000   SH       DEFINED 1,2              260000
BERKSHIRE HATHAWAY INC DEL   CL B            084670207 1607   500      SH       DEFINED 1,2              500
CAPITAL ONE FINL CORP        COM             14040H105 1435   45000    SH       DEFINED 1,2              45000
CIGNA CORP                   COM             125509109 6091   361500   SH       DEFINED 1,2              361500
COVIDIEN LTD                 COM             G2552X108 1522   42000    SH       DEFINED 1,2              42000
DAVITA INC                   COM             23918K108 16903  341000   SH       DEFINED 1,2              341000
DISCOVER FINL SVCS           COM             254709108 2383   250000   SH       DEFINED 1,2              250000
ENSTAR GROUP LIMITED         SHS             G3075P101 1399   23659    SH       DEFINED 1,2              23659
EXPRESS SCRIPTS INC          COM             302182100 2603   47350    SH       DEFINED 1,2              47350
FIRST HORIZON NATL CORP      COM             320517105 1417   134077   SH       DEFINED 1,2              134077
GEN-PROBE INC NEW            COM             36866T103 6426   150000   SH       DEFINED 1,2              150000
HILLTOP HOLDINGS INC         COM             432748101 1068   109700   SH       DEFINED 1,2              109700
HUDSON CITY BANCORP          COM             443683107 2713   170000   SH       DEFINED 1,2              170000
ILLUMINA INC                 COM             452327109 9196   353000   SH       DEFINED 1,2              353000
INTERACTIVE BROKERS GROUP IN COM             45841N107 590    32995    SH       DEFINED 1,2              32995
INVERNESS MED INNOVATIONS IN COM             46126P106 4283   226500   SH       DEFINED 1,2              226500
MEDASSETS INC                COM             584045108 2884   197500   SH       DEFINED 1,2              197500
MILLIPORE CORP               COM             601073109 3766   73102    SH       DEFINED 1,2              73102
MSCI INC                     CL A            55354G100 1421   80000    SH       DEFINED 1,2              80000
OMNICARE INC                 COM             681904108 5163   186000   SH       DEFINED 1,2              186000
OPPENHEIMER HLDGS INC        CL A NON VTG    683797104 2845   220850   SH       DEFINED 1,2              220850
PAREXEL INTL CORP            COM             699462107 2199   226500   SH       DEFINED 1,2              226500
PRICE T ROWE GROUP INC       COM             74144T108 1276   36000    SH       DEFINED 1,2              36000
PROTECTIVE LIFE CORP         COM             743674103 718    50000    SH       DEFINED 1,2              50000
RYDER SYS INC                COM             783549108 2210   57000    SH       DEFINED 1,2              57000
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605 3568   285000   SH       DEFINED 1,2              285000
SPDR SERIES TRUST            SPDR KBW INS ETF78464A789 1381   50000    SH       DEFINED 1,2              50000
SPDR SERIES TRUST            KBW REGN BK ETF 78464A698 2770   95000    SH       DEFINED 1,2              95000
SPDR SERIES TRUST            SPDR KBW BK ETF 78464A797 2751   125000   SH       DEFINED 1,2              125000
SYNOVUS FINL CORP            COM             87161C105 1038   125000   SH       DEFINED 1,2              125000
TAL INTL GROUP INC           COM             874083108 1269   90000    SH       DEFINED 1,2              90000
THERMO FISHER SCIENTIFIC INC COM             883556102 6354   186500   SH       DEFINED 1,2              186500
US BANCORP DEL               COM NEW         902973304 2501   100000   SH       DEFINED 1,2              100000
VISA INC                     COM CL A        92826C839 2098   40000    SH       DEFINED 1,2              40000
WEST COAST BANCORP ORE NEW   COM             952145100 124    18761    SH       DEFINED 1,2              18761
WESTFIELD FINANCIAL INC NEW  COM             96008P104 531    51410    SH       DEFINED 1,2              51410
WRIGHT MED GROUP INC         COM             98235T107 5833   285500   SH       DEFINED 1,2              285500
ZIMMER HLDGS INC             COM             98956P102 7518   186000   SH       DEFINED 1,2              186000
